ISSUED CAPITAL (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Issued Capital [Abstract]
Schedule of issued capital by classes
		Years Ended June 30,
	Notes	2018	2017	2016

533,891,470 (2017: 533,891,470) fully paid ordinary shares	10(b)	143,910,328	144,018,006	144,177,570
Nil (2017: Nil) options for fully paid ordinary shares	10(c)	-	-	2,701,644
		143,910,328	144,018,006	146,879,214

Schedule of movements in issued shares
	June 30,
	2018		2017		2016
	No.	A$	No.	A$	No.	A$
Beginning of the year	533,891,470	144,018,006	533,891,470	144,177,570	533,891,470	144,194,070

Movement during the year	-	(107,678)	-	(159,564)	-	(16,500)

End of the year	533,891,470	143,910,328	533,891,470	144,018,006	533,891,470	144,177,570

Schedule of share issuances
Date	Details	Notes	Number	Issue Price	A$
Year ended June 30, 2015			45,244,510	-	6,886,299
July 1, 2015	Reverse proposed issue to a consultant		-	-	(16,500)
Year end June 30, 2016			-	-	(16,500)
June 30, 2017	Security issuance costs		-	-	(159,564)
Year end June 30, 2017			-	-	(159,564)
June 30, 2018	Security issuance costs		-	-	(107,678)
Year end June 30, 2018			-	-	(107,678)

(i) Shares issued to consultants for services are recorded as non-cash compensation and are recognized at either the fair value of the services rendered, or if this cannot be reasonably estimated, the fair value of the underlying equity instruments issued. Shares issued to consultants have been valued as outlined below:

Schedule of movements in options
	June 30,
	2018		2017		2016
	Number of Options	A$	Number of Options	A$	Number of Options	A$
Beginning of the year	-	-	-	2,701,644	-	2,701,644

Reclassify expired options to accumulated losses	-	-	-	(2,701,644)

End of the year*	-	-	-	-	-	2,701,644

* In 2017 expired options were reclassified to accumulated losses. There was no movement in options during the financial years ended June 30, 2018 and 2016.